Pension Plans and Other Postretirement Benefits - Change in Benefit Obligation (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 844	$ 796
Acquisition	0	8
Interest cost	27	31	$ 32
Actuarial loss	13	45
Benefit payments	(37)	(36)
Settlements	(3)	0
Benefit obligation at end of year	$ 844	$ 844	$ 796